Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,199,723	$ 1,351,647
United States
Segment Reporting Information [Line Items]
Long-lived assets	841,439	928,857
Italy
Segment Reporting Information [Line Items]
Long-lived assets	176,341	187,169
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	13,871	17,687
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	90,646	102,874
All other
Segment Reporting Information [Line Items]
Long-lived assets	$ 77,426	$ 115,060